LEASES (Schedule of rental expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Leases [Abstract]
Minimum rental expense	$ 1,985,695	$ 1,750,859
Contingent rental expense	1,164,632	1,034,762
Operating leases rent expense minimum and contingent rentals	3,150,327	2,785,621
Sublease rental income	7,126,437	6,901,958
Excess of sublease income over expense	$ 3,976,110	$ 4,116,337